UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Thomas N. Tryforos
                                 Address: 323 Railroad Avenue
                                          Greenwich CT 06830
                                 13F File Number: 028-03444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas N. Tryforos
Title: Investment Manager
Phone: 203-661-1200

Signature, Place, and Date of Signing:


         /s/ Thomas N. Tryforos
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

         February 14, 2003
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[Date]

Report Type (Check only one.):
                                         |_|  13F HOLDINGS REPORT.
                                         |X|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

      Form 13F File Number: 028-01909
      Name:                 Thomas W. Smith